TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 10,462	$ 7,197	$ 4,288
Foreign	6,092	7,866	4,985
Income before taxes on income	$ 16,554	$ 15,063	$ 9,273